Assets classified as held for sale (Tables)	12 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of assets held for sale
		Year Ended June 30
(US dollars in thousands)	% Owned	2023	2022	2021
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) - ex solar	100%	-	8,214	-
Total		-	8,214	-

Schedule of finanacial performance and cash flow information

The financial performance and cash flow information presented are for the years ended June 30, 2023, 2022 and 2021:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Revenues	-	15,168	16,436
Other income	-	324	552
Loss on disposal of business	(4,207)	-	-
Expenses	-	(16,266)	(16,895)
(Loss)/profit before income tax	(4,207)	(774)	92
Income tax expense	-	149	(23)
(Loss)/gain from discontinued operations	(4,207)	(625)	69

Net cash (outflow)/inflow from operating activities	(4,207)	(625)	69
Net cash inflow/(outflow) from investing activities	-	-	-
Net cash inflow/(outflow) from financing activities	-	-	-
Net (decrease)/increase in cash generated by subsidiary	(4,207)	(625)	69

Schedule of assets and liabilities held for sale and discontinued operations

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operations as at June 30, 2022 and subsequently disposed of in the year ended June 30, 2023:

	Year Ended June 30
(US dollars in thousands)	2023	2022
Assets classified as held for sale
Trade and other receivables	-	239
Property, plant and equipment	-	629
Goodwill	-	5,289
Intangible assets	-	2,056
Total assets of disposal group classified as held for sale	-	8,214

Liabilities directly associated with assets classified as held for sale
Trade and other payables	-	91
Provisions - current	-	1,126
Lease liabilities - current	-	157
Provisions - non-current	-	74
Lease liabilities - non-current	-	49
Total liabilities of disposal group classified as held for sale	-	1,497

Schedule of consideration received or receivable

	USD 000	AUD 000
Consideration received or receivable
Cash	2,874	4,336
Fair value of contingent consideration	624	941
Less costs to sell	(362)	(525)
Total disposal consideration	3,136	4,752
Estimated carrying amount of net assets sold	6,989	10,143
Loss on sale	(3,854)	(5,391)

Schedule of reconciliation of adjusted loss on sale
Reconciliation of adjusted loss on sale	USD 000	AUD 000
Gain on sale - as estimated at June 30, 2022	34	50
Cash consideration adjustment	378	529
Fair value of contingent consideration adjustment	(3,965)	(5,548)
Cost to sell adjustment	(18)	(25)
Carrying amount of net assets sold adjustment	(283)	(397)
Loss on sale	(3,854)	(5,391)

Schedule of trade and other payables

(US dollars in thousands)	2023	2022 (restated)	2021
Current trade and other payables
Trade payables	7,725	5,692	4,324
Shares to be issued	2,500	-	-
Accruals	1,321	4,322	648
Related party payable	-	477	-
Payroll liabilities	2,077	2,210	1,413
Sales tax payable	116	949	624
Deferred income	318	974	1,129
Other creditors	540	833	778
Total current trade and other payables	14,597	15,457	8,917

Non-current other payables
Non-current accrued interest	6,129	-	-
Non-current accrued loan and other fees	314	-	-
Total non-current other payables	6,443	-	-